Summary of Significant Accounting Policies (Details 1) - USD ($)	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Deferred tax assets:
Unrealized gain/loss
Start-up cost	641,420	313,660	145,009
Total deferred tax assets	641,420	313,660	145,009
Valuation allowance	(641,420)	(313,660)	(145,009)
Deferred tax liabilities
Unrealized gain/loss		(128,105)
Net Deferred tax assets/(liabilities), net of allowance		$ (128,105)